UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Vincent P. Corti

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund® Investment portfolio August 31, 2013 unaudited

Common stocks 93.40%
		Value
Health care 15.07%	Shares	(000)

Novartis AG1	32,907,063	$ 2,399,639
Amgen Inc.	15,657,700	1,705,750
Bayer AG1	13,106,026	1,455,375
Gilead Sciences, Inc.[2]	18,860,000	1,136,692
AbbVie Inc.	20,218,178	861,497
Teva Pharmaceutical Industries Ltd. (ADR)	17,616,616	673,307
Roche Holding AG1	2,014,000	502,391
St. Jude Medical, Inc.	5,648,800	284,756
UnitedHealth Group Inc.	3,887,900	278,918
Aetna Inc.	4,199,500	266,206
Zimmer Holdings, Inc.	3,334,000	263,686
Allergan, Inc.	2,630,000	232,439
Alexion Pharmaceuticals, Inc.[2]	1,999,900	215,509
UCB SA1	3,510,000	204,077
Boston Scientific Corp.[2]	18,208,800	192,649
Novo Nordisk A/S, Class B1	870,000	145,328
GlaxoSmithKline PLC[1]	5,091,100	129,769
Stryker Corp.	1,468,000	98,195
Sonic Healthcare Ltd.[1]	7,052,258	96,890
Edwards Lifesciences Corp.[2]	1,030,000	72,491
Fresenius SE & Co. KGaA[1]	590,924	71,113
Fisher & Paykel Healthcare Corp. Ltd.[1]	23,339,600	64,118
Grifols, SA, Class B, non-registered shares[1]	1,728,090	53,259
Orion Oyj, Class B1	2,024,201	46,898
		11,450,952
Financials 12.17%

HSBC Holdings PLC (Hong Kong)[1]	49,050,561	517,354
HSBC Holdings PLC (United Kingdom)[1]	30,718,231	321,732
UBS AG1	35,262,786	682,182
Société Générale[1]	14,946,365	651,514
Prudential PLC[1]	34,306,500	573,116
Link Real Estate Investment Trust[1]	109,299,002	498,857
AIA Group Ltd.[1]	112,663,396	492,655
Wells Fargo & Co.	10,000,000	410,800
Siam Commercial Bank PCL[1]	90,845,000	376,752
Credit Suisse Group AG1	12,833,898	369,068
Barclays PLC[1]	79,590,000	348,393
Aviva PLC[1]	55,871,000	334,904
Industrial and Commercial Bank of China Ltd., Class H1	480,362,535	313,659
China Construction Bank Corp., Class H1	400,679,735	292,148
Westfield Group, units[1]	26,688,000	262,040
BNP Paribas SA1	4,035,063	252,096
Deutsche Börse AG1	3,231,329	226,568
Common stocks
		Value
Financials (continued)	Shares	(000)

Bank of China Ltd., Class H1	537,916,000	$ 225,320
Agricultural Bank of China, Class H1	524,521,000	224,191
Woori Finance Holdings Co., Ltd.[1]	20,047,350	199,199
Sampo Oyj, Class A1	4,225,974	175,722
CIT Group Inc.[2]	3,405,000	162,997
JPMorgan Chase & Co.	2,700,000	136,431
Banco Santander, SA1,2	19,204,896	135,411
Citigroup Inc.	2,750,000	132,908
Hang Seng Bank Ltd.[1]	7,000,000	108,565
Sun Hung Kai Properties Ltd.[1]	8,403,000	108,462
Willis Group Holdings PLC	2,450,000	101,136
Weyerhaeuser Co.[2]	3,359,686	91,988
Kimco Realty Corp.	4,132,329	82,771
Samsung Card Co., Ltd.[1]	2,349,900	76,411
Sun Life Financial Inc.	2,435,000	74,231
Starwood Property Trust, Inc.	2,250,000	56,092
PNC Financial Services Group, Inc.	770,000	55,648
UniCredit SpA[1]	9,629,006	54,116
Ascendas Real Estate Investment Trust[1]	31,991,000	53,983
Public Storage	327,200	49,954
CapitaCommercial Trust[1]	7,940,000	8,343
CapitaMall Trust[1]	4,927,000	7,131
		9,244,848
Industrials 12.02%

ASSA ABLOY AB, Class B1	21,821,007	929,163
AB Volvo, Class B1	34,899,080	502,026
VINCI SA1	9,061,441	466,728
United Parcel Service, Inc., Class B	5,200,000	445,016
Jardine Matheson Holdings Ltd.[1]	7,966,000	423,090
General Electric Co.	17,500,000	404,950
Schneider Electric SA1	5,031,123	384,490
Lockheed Martin Corp.	2,905,000	355,630
PACCAR Inc	5,720,000	306,649
KONE Oyj, Class B1	3,705,000	302,669
Union Pacific Corp.	1,844,700	283,235
Bureau Veritas SA1	8,265,476	249,699
Atlas Copco AB, Class A1	9,000,000	242,933
Nielsen Holdings NV	6,973,391	240,582
Emerson Electric Co.	3,960,000	239,065
Singapore Technologies Engineering Ltd[1]	76,260,000	235,965
CSX Corp.	9,485,865	233,447
Ryanair Holdings PLC (ADR)	4,900,000	232,554
Hutchison Port Holdings Trust[1]	293,882,000	216,620
United Continental Holdings, Inc.[2]	7,500,000	213,450
General Dynamics Corp.	2,535,000	211,039
Komatsu Ltd.[1]	9,500,000	206,705
ComfortDelGro Corp. Ltd.[1,3]	135,100,000	194,546
Bunzl PLC[1]	8,246,985	173,941
Waste Management, Inc.	4,200,000	169,848
Danaher Corp.	2,500,000	163,800
Qantas Airways Ltd.[1,2,3]	125,158,600	152,059
Siemens AG1	1,387,000	146,808
Kühne + Nagel International AG1	1,174,050	146,202
Common stocks
		Value
Industrials (continued)	Shares	(000)

Republic Services, Inc.	3,000,000	$ 97,530
Southwest Airlines Co.	7,533,300	96,502
BAE Systems PLC[1]	13,675,000	92,207
Capita PLC[1]	6,018,000	88,924
Hutchison Whampoa Ltd.[1]	7,480,000	86,200
SGS SA1	36,826	83,738
Norfolk Southern Corp.	712,000	51,378
United Technologies Corp.	300,000	30,030
Aggreko PLC[1]	1,185,000	29,834
		9,129,252
Consumer discretionary 11.71%

Home Depot, Inc.	9,738,800	725,443
General Motors Co.[2]	17,711,450	603,606
Amazon.com, Inc.[2]	1,847,400	519,082
DIRECTV[2]	8,313,000	483,650
Kingfisher PLC[1]	75,400,940	449,868
Renault SA1	6,291,861	448,106
Bayerische Motoren Werke AG1	2,463,100	232,117
Bayerische Motoren Werke AG, nonvoting preferred[1]	2,500,652	183,393
Cie. Générale des Établissements Michelin[1]	4,000,000	381,875
Comcast Corp., Class A	8,272,900	348,206
SJM Holdings Ltd.[1]	127,313,000	326,140
Twenty-First Century Fox, Inc., Class A	10,240,458	320,834
YUM! Brands, Inc.	4,131,486	289,287
Daimler AG1	3,942,000	270,444
H & M Hennes & Mauritz AB, Class B1	6,714,300	246,464
Whitbread PLC[1]	4,838,906	230,965
ProSiebenSAT.1 Media AG1	5,437,000	230,545
adidas AG1	2,031,300	214,716
British Sky Broadcasting Group PLC[1]	15,422,000	200,602
Volkswagen AG, nonvoting preferred[1]	749,100	170,343
Daily Mail and General Trust PLC, Class A, nonvoting[1]	13,740,000	168,214
Galaxy Entertainment Group Ltd.[1,2]	27,250,000	164,885
Wynn Macau, Ltd.[1]	45,998,000	139,007
NIKE, Inc., Class B	2,000,000	125,640
Ford Motor Co.	7,700,000	124,663
Li & Fung Ltd.[1]	82,988,000	121,934
Time Warner Cable Inc.	1,100,000	118,085
Johnson Controls, Inc.	2,772,325	112,362
Intercontinental Hotels Group PLC[1]	3,924,560	110,120
William Hill PLC[1]	15,971,511	102,767
WPP PLC[1]	5,242,900	97,093
Sands China Ltd.[1]	14,323,500	82,017
Swatch Group Ltd, non-registered shares[1]	141,000	81,068
Melco Crown Entertainment Ltd. (ADR)[2]	2,790,084	75,862
Cie. Financière Richemont SA, Class A, non-registered shares[1]	793,000	75,148
MGM China Holdings Ltd.[1]	24,670,000	73,584
Hyundai Motor Co.[1]	322,200	71,880
Nordstrom, Inc.	1,000,000	55,730
Darden Restaurants, Inc.	741,400	34,260
D.R. Horton, Inc.	1,400,000	24,990
Stella International Holdings Ltd.[1]	10,024,500	24,571
Darty PLC[1]	16,230,500	20,306
Dixons Retail PLC[1,2]	23,103,600	14,769
		8,894,641
Common stocks
		Value
Consumer staples 9.05%	Shares	(000)

Philip Morris International Inc.	18,810,200	$ 1,569,523
Altria Group, Inc.	34,773,300	1,178,119
Pernod Ricard SA1	5,611,837	651,372
Anheuser-Busch InBev NV1	5,223,383	488,270
Nestlé SA1	7,310,030	479,031
Lorillard, Inc.	11,049,353	467,388
Kraft Foods Group, Inc.	5,772,166	298,825
Wesfarmers Ltd.[1]	7,325,098	263,841
Tingyi (Cayman Islands) Holding Corp.[1]	86,020,000	212,443
Mondelez International, Inc.	6,000,000	184,020
SABMiller PLC[1]	3,580,000	170,543
Coca-Cola Co.	4,338,800	165,655
Danone SA1	2,070,123	154,145
British American Tobacco PLC[1]	2,392,000	120,659
L’Oréal SA, non-registered shares[1]	637,100	106,205
Charoen Pokphand Foods PCL[1]	140,530,500	101,295
Diageo PLC[1]	3,100,000	95,107
ConAgra Foods, Inc.	2,700,000	91,314
Imperial Tobacco Group PLC[1]	1,455,000	48,073
Treasury Wine Estates Ltd.[1]	7,212,137	30,441
		6,876,269
Information technology 7.28%

Microsoft Corp.	28,989,019	968,233
Samsung Electronics Co. Ltd.[1]	565,800	694,465
Google Inc., Class A2	770,829	652,815
Oracle Corp.	14,000,000	446,040
Automatic Data Processing, Inc.	4,855,000	345,482
Texas Instruments Inc.	7,850,000	299,870
Accenture PLC, Class A	3,825,000	276,356
Delta Electronics, Inc.[1]	59,003,873	265,013
Hewlett-Packard Co.	8,125,000	181,513
Maxim Integrated Products, Inc.	5,723,000	159,357
Amadeus IT Holding, SA, Class A, non-registered shares[1]	4,512,258	145,694
Telefonaktiebolaget LM Ericsson, Class B1	11,877,220	139,490
Analog Devices, Inc.	2,970,186	137,460
Intel Corp.	5,000,000	109,900
Quanta Computer Inc.[1]	50,388,595	105,465
Yahoo! Inc.[2]	3,423,798	92,853
Murata Manufacturing Co., Ltd.[1]	1,274,000	86,955
Compal Electronics, Inc.[1]	117,239,420	78,610
Siliconware Precision Industries Co., Ltd.[1]	66,700,000	74,567
Baidu, Inc., Class A (ADR)[2]	515,300	69,839
Nintendo Co., Ltd.[1]	540,000	60,764
Nokia Corp.[1,2]	10,971,000	42,685
Nokia Corp. (ADR)[2]	4,169,800	16,262
HOYA Corp.[1]	2,763,000	58,678
HTC Corp.[1]	4,725,000	24,627
		5,532,993
Telecommunication services 7.19%

Vodafone Group PLC[1]	259,477,500	836,291
Vodafone Group PLC (ADR)	1,120,000	36,232
SoftBank Corp.[1]	13,669,200	853,074
Common stocks
		Value
Telecommunication services (continued)	Shares	(000)

Verizon Communications Inc.	15,119,500	$ 716,362
TeliaSonera AB1	74,322,215	532,239
AT&T Inc.	15,110,000	511,171
CenturyLink, Inc.	13,456,000	445,663
OJSC Mobile TeleSystems (ADR)	15,749,480	333,259
Singapore Telecommunications Ltd.[1]	89,868,810	246,579
MTN Group Ltd.[1]	13,182,000	240,849
Türk Telekomünikasyon AS, Class D1	39,150,000	119,381
Advanced Info Service PCL[1]	15,801,800	116,978
Philippine Long Distance Telephone Co. (ADR)	877,673	55,600
Philippine Long Distance Telephone Co.[1]	693,790	44,665
Total Access Communication PCL, nonvoting depository receipt[1]	16,576,400	51,016
Total Access Communication PCL[1]	15,831,500	48,723
OJSC MegaFon (GDR)[1,4]	2,000,000	67,600
OJSC MegaFon (GDR)[1]	792,000	26,770
Shin Corp. PCL[1]	24,352,900	57,078
Shin Corp. PCL, nonvoting depository receipt[1]	14,351,800	33,638
Taiwan Mobile Co., Ltd.[1]	18,940,000	68,149
BCE Inc.	512,500	21,015
		5,462,332
Energy 5.03%

BP PLC[1]	191,653,213	1,321,720
Eni SpA[1]	18,245,300	414,394
Eni SpA (ADR)	253,148	11,513
Royal Dutch Shell PLC, Class B1	8,571,685	288,469
Royal Dutch Shell PLC, Class A (ADR)	897,500	57,970
Royal Dutch Shell PLC, Class A1	1,686,000	54,571
Royal Dutch Shell PLC, Class B (ADR)	344,800	23,153
BG Group PLC[1]	20,070,000	381,627
EOG Resources, Inc.	1,393,000	218,771
Devon Energy Corp.	3,600,000	205,524
Schlumberger Ltd.	2,200,000	178,068
OJSC Gazprom (ADR)[1]	19,975,000	156,749
ConocoPhillips	1,650,000	109,395
Apache Corp.	1,159,036	99,306
Husky Energy Inc.	3,456,000	97,712
Canadian Natural Resources, Ltd.	2,080,000	63,468
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	2,780,000	39,643
Woodside Petroleum Ltd.[1]	1,154,000	39,040
Chevron Corp.	295,000	35,527
CNOOC Ltd.[1]	13,276,900	26,566
		3,823,186
Utilities 4.62%

National Grid PLC[1]	62,872,919	723,449
SSE PLC[1]	17,315,336	419,409
PT Perusahaan Gas Negara (Persero) Tbk[1]	835,141,000	399,114
Power Assets Holdings Ltd.[1]	32,244,000	276,916
Dominion Resources, Inc.	4,456,422	260,032
EDP — Energias de Portugal, SA1	67,980,566	240,009
Exelon Corp.	6,000,413	182,952
Fortum Oyj[1]	9,050,000	179,938
FirstEnergy Corp.	4,495,000	168,428
Common stocks
		Value
Utilities (continued)	Shares	(000)

Public Service Enterprise Group Inc.	5,000,000	$ 162,100
RWE AG1	5,551,219	152,545
GDF SUEZ[1]	6,234,932	135,142
E.ON SE1	4,200,000	66,501
PG&E Corp.	1,401,000	57,945
CEZ, a s1	1,980,445	45,792
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	4,471,294	35,547
		3,505,819
Materials 4.41%

Dow Chemical Co.	16,047,000	600,158
BASF SE1	4,429,000	387,032
Amcor Ltd.[1]	30,684,007	283,825
Akzo Nobel NV1	4,238,000	249,223
ArcelorMittal[1]	19,044,654	244,480
Syngenta AG1	613,000	240,338
Rio Tinto PLC[1]	5,122,300	231,235
Koninklijke DSM NV1	3,054,000	225,026
Praxair, Inc.	1,763,120	206,990
Linde AG1	959,000	184,438
Sherwin-Williams Co.	660,000	113,784
Holcim Ltd[1]	1,240,908	84,123
Celanese Corp., Series A	1,320,000	64,997
Vicat S.A.[1]	896,460	58,411
Formosa Plastics Corp.[1]	20,800,000	51,639
Nitto Denko Corp.[1]	893,000	47,252
Ube Industries, Ltd.[1]	25,200,000	44,382
Israel Chemicals Ltd.[1]	5,090,000	35,253
		3,352,586
Miscellaneous 4.85%

Other common stocks in initial period of acquisition		3,684,461
Total common stocks (cost: $54,532,294,000)		70,957,339
Preferred stocks 0.01%

Financials 0.01%

Citigroup Inc. 7.875% preferred	122,000	3,351
Total preferred stocks (cost: $3,050,000)		3,351
Convertible securities 0.34%
	Shares or
Industrials 0.12%	principal amount

United Continental Holdings, Inc. 6.00% convertible notes 2029	$15,000,000	49,997
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$4,700,000	7,537
United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	17,318
JetBlue Airways Corp., Series B, 6.75% convertible notes 2039	$3,435,000	5,112
JetBlue Airways Corp., Series A, convertible notes 5.50% 2038	$3,250,000	4,497
JetBlue Airways Corp., Series B, convertible notes 5.50% 2038	$3,240,000	4,941
		89,402
Convertible securities
	Shares or	Value
Consumer discretionary 0.10%	principal amount	(000)

General Motors Co., Series B, 4.75% convertible preferred 2013	1,558,603	$ 75,842
Telecommunication services 0.05%

Clearwire Corp. 8.25% convertible notes 2040[4]	$38,630,000	42,928
Financials 0.02%

Bank of America Corp., Series L, 7.25% convertible preferred	13,000	14,025
Consumer staples 0.01%

Alliance One International, Inc. 5.50% convertible notes 2014	$5,212,000	5,215
Miscellaneous 0.04%

Other convertible securities in initial period of acquisition		32,120
Total convertible securities (cost: $226,097,000)		259,532
Bonds, notes & other debt instruments 1.29%
	Principal amount
U.S. Treasury bonds & notes 0.52%	(000)

U.S. Treasury 0.25% 2014	$ 92,000	92,087
U.S. Treasury 1.875% 2014[5]	301,000	303,682
		395,769
Financials 0.31%

HBOS PLC 6.75% 2018[4]	36,490	40,027
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4,6]	30,300	27,724
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[4,6]	60,000	66,600
Prologis, Inc. 6.625% 2019	1,600	1,875
Prologis, Inc. 6.875% 2020	20,380	23,866
Simon Property Group, LP 5.25% 2016	3,540	3,943
Simon Property Group, LP 6.10% 2016	860	960
Simon Property Group, LP 5.875% 2017	165	186
Simon Property Group, LP 6.125% 2018	890	1,038
Simon Property Group, LP 10.35% 2019	5,170	7,058
Developers Diversified Realty Corp. 7.875% 2020	8,075	9,800
Standard Chartered Bank 6.40% 2017[4]	8,451	9,591
AXA SA 8.60% 2030	8,000	9,500
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[6]	£4,520	9,333
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	$ 8,241	9,094
Discover Financial Services 10.25% 2019	4,334	5,492
ERP Operating LP 5.125% 2016	2,886	3,153
ERP Operating LP 5.75% 2017	2,055	2,303
		231,543
Telecommunication services 0.24%

Sprint Nextel Corp. 9.125% 2017	35,000	40,337
Sprint Nextel Corp. 11.50% 2021	49,375	64,681
MTS International Funding Ltd. 8.625% 2020	29,630	34,297
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

MTS International Funding Ltd. 8.625% 2020[4]	$6,190	$ 7,165
América Móvil, SAB de CV 6.45% 2022	MXN155,000	10,919
América Móvil, SAB de CV 8.46% 2036	341,400	24,790
		182,189
Materials 0.12%

ArcelorMittal 4.25% 2015[6]	$ 16,500	17,057
ArcelorMittal 4.25% 2015[6]	8,200	8,436
ArcelorMittal 10.35% 2019[6]	20,000	23,800
ArcelorMittal 6.75% 2022[6]	24,365	24,913
CRH America, Inc. 6.00% 2016	1,260	1,416
CRH America, Inc. 8.125% 2018	15,540	18,817
		94,439
Energy 0.07%

Gazprom OJSC 8.146% 2018	4,415	5,107
Gazprom OJSC, Series 9, 6.51% 2022	30,710	31,938
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,182
Gazprom OJSC 7.288% 2037	2,740	2,836
BP Capital Markets PLC 5.25% 2013	3,335	3,364
BP Capital Markets PLC 3.875% 2015	7,320	7,674
		52,101
Consumer discretionary 0.02%

Marks and Spencer Group PLC 6.25% 2017[4]	100	110
Marks and Spencer Group PLC 7.125% 2037[4]	15,550	15,767
		15,877
Consumer staples 0.01%

British American Tobacco International Finance PLC 8.125% 2013[4]	9,000	9,125
Total bonds, notes & other debt instruments (cost: $888,779,000)		981,043
Short-term securities 4.68%

Freddie Mac 0.09%–0.17% due 9/16/2013–6/27/2014	1,405,075	1,404,430
Fannie Mae 0.12%–0.15% due 9/3/2013–5/19/2014	467,250	467,006
Federal Home Loan Bank 0.097%–0.18% due 10/23/2013–6/25/2014	297,000	296,851
Nordea Bank AB 0.175%–0.255% due 9/12/2013–1/10/2014[4]	248,900	248,830
National Australia Funding (Delaware) Inc. 0.14%–0.185% due 9/3–10/28/2013[4]	182,000	181,973
Sumitomo Mitsui Banking Corp. 0.15%–0.18% due 9/13–10/1/2013[4]	132,400	132,389
International Bank for Reconstruction and Development 0.10%–0.12% due 9/6–11/4/2013	119,200	119,194
Bank of Nova Scotia 0.145%–0.17% due 9/18–11/15/2013	102,400	102,379
Gotham Funding Corp. 0.15%–0.16% due 9/6–10/2/2013[4]	63,400	63,398
Victory Receivables Corp. 0.20% due 9/16/2013[4]	21,800	21,798
Mizuho Funding LLC 0.17%–0.215% due 9/19–10/16/2013[4]	83,300	83,283
Thunder Bay Funding, LLC 0.22%–0.24% due 9/5–9/16/2013[4]	41,400	41,398
Old Line Funding, LLC 0.20% due 9/20/2013[4]	18,800	18,799
Svenska Handelsbanken Inc. 0.195%–0.24% due 10/7–10/22/2013[4]	56,000	55,988
Coca-Cola Co. 0.13% due 11/7/2013[4]	50,000	49,996
KfW 0.17% due 11/8/2013[4]	50,000	49,989
Federal Farm Credit Banks 0.13% due 4/1/2014	50,000	49,970
Toyota Credit Canada Inc. 0.15% due 9/9/2013	45,000	44,998
	Principal amount	Value
Short-term securities	(000)	(000)

Nestlé Finance International Ltd. 0.20% due 10/8/2013	$35,490	$ 35,487
Reckitt Benckiser Treasury Services PLC 0.15% due 9/17/2013[4]	31,400	31,397
Commonwealth Bank of Australia 0.17% due 9/16/2013[4]	30,200	30,198
Electricité de France 0.14% due 9/4/2013[4]	27,700	27,699
Total short-term securities (cost: $3,557,046,000)		3,557,450
Total investment securities (cost: $59,207,266,000)		75,758,715
Other assets less liabilities		212,483
Net assets		$75,971,198

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 8/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	9/19/2013	Barclays Bank PLC	$197,932	A$217,000	$ 5,045
Australian dollars	9/24/2013	UBS AG	$17,283	A$ 19,000	400
British pounds	9/16/2013	HSBC Bank	$28,308	£18,250	29
British pounds	10/1/2013	UBS AG	$108,459	£69,924	125
Euros	10/4/2013	Bank of America, N.A.	$112,966	€84,800	877
Japanese yen	9/9/2013	Bank of New York Mellon	$103,112	¥10,242,554	(1,211)
Japanese yen	9/24/2013	Bank of America, N.A.	$58,412	¥5,700,000	351
Swiss francs	9/13/2013	Citibank	$152,370	CHF142,650	(959)
					$4,657

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2013, appear below.

						Value
						of affiliates
					Dividend income	at 8/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

ComfortDelGro Corp. Ltd.[1]	135,100,000	—	—	135,100,000	$ 7,003	$ 194,546
Qantas Airways Ltd.[1,2]	125,158,600	—	—	125,158,600	—	152,059
					$7,003	$346,605

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $41,045,800,000, which represented 54.03% of the net assets of the fund. This amount includes $40,646,686,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,323,772,000, which represented 1.74% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $5,092,000, which represented .01% of the net assets of the fund.
[6]	Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2013 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Health care	$ 6,282,095	$ 5,168,857	$—	$ 11,450,952
	Financials	1,354,956	7,889,892	—	9,244,848
	Industrials	3,774,705	5,354,547	—	9,129,252
	Consumer discretionary	3,961,700	4,932,941	—	8,894,641
	Consumer staples	3,954,844	2,921,425	—	6,876,269
	Information technology	3,755,980	1,777,013	—	5,532,993
	Telecommunicaion services	2,119,302	3,343,030	—	5,462,332
	Energy	1,140,050	2,683,136	—	3,823,186
	Utilities	867,004	2,638,815	—	3,505,819
	Materials	985,929	2,366,657	—	3,352,586
	Miscellaneous	1,714,974	1,969,487	—	3,684,461
	Preferred stocks	—	3,351	—	3,351
	Convertible securities	89,867	169,665	—	259,532
	Bonds, notes & other debt instruments	—	981,043	—	981,043
	Short-term securities	—	3,557,450	—	3,557,450
Total		$30,001,406	$45,757,309	$—	$75,758,715

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$ 6,827	$—	$ 6,827
Liabilities:		—	(2,170)	—	(2,170)
	Unrealized depreciation on open forward currency contracts
Total		$—	$ 4,657	$—	$ 4,657

*Securities with a value of $37,717,196,000, which represented 49.65% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,727,268
Gross unrealized depreciation on investment securities	(2,447,321)
Net unrealized appreciation on investment securities	16,279,947
Cost of investment securities for federal income tax purposes	59,478,768

Key to abbreviations and symbols

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

CHF = Swiss francs

€ = Euros

£ = British pounds

MXN = Mexican pesos

¥ = Japanese yen

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-033-1013O-S37709

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: October 29, 2013

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2013